Valued Advisers Trust

Granite Value Fund

Supplement to the Prospectus and Statement of Additional Information dated February 28, 2015

Supplement dated November 24, 2015

* * * * * * * *

Change of Address for Investment Adviser

Effective as of the date of this supplement, the address of Granite Investment Advisors, Inc. the investment adviser to the Granite Value Fund (the “Fund”), is as listed below. All references to the investment adviser’s address in the Prospectus and Statement of Additional Information are hereby revised accordingly.

Granite Investment Advisors, Inc.

6 Eagle Square, 3rd Floor

Concord, NH 03301

* * * * * * * *

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Prospectus, dated February 28, 2015, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at (888) 442-9893.